REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM



Shareholders and Board of Trustees
The Saratoga Advantage Trust
Goodyear Arizona


In planning and performing our audit of the financial statements of James Alpha MLP Portfolio (formerly known as James Alpha Yorkville MLP Portfolio) a series of shares of The Saratoga Advantage Trust as of and for the year ended November 30 2018 in accordance with the standards of the Public Company
Accounting Oversight Board (United States) we considered their internal control over financial reporting including control activities for safeguarding securities as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly we express no such opinion.

The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting.   In fulfilling this
responsibility estimates and judgments by
management are required to assess the expected
benefits and related costs of controls.   A companys
internal control over financial reporting is a process
designed to provide reasonable assurance regarding
the reliability of financial reporting and the
preparation of financial statements for external
purposes in accordance with generally accepted
accounting principles.   A companys internal control
over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations internal control over
financial reporting may not prevent or detect
misstatements.   Also projections of any evaluation of
effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees in
the normal course of performing their assigned
functions to prevent or detect misstatements on a
timely basis.   A material weakness is a deficiency or
combination of deficiencies in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.






Shareholders and Board of Trustees
The Saratoga Advantage Trust
Page Two





Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United States).
However we noted no deficiencies in the Funds internal control over financial reporting and its operation including controls for safeguarding securities which we consider to be material weaknesses as defined above as of November 30
2018.

This report is intended solely for the information and use of management Shareholders and Board of Trustees of The Saratoga Advantage Trust and the
Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/S/Tait Weller & Baker LLC


Philadelphia Pennsylvania
January 29 2019